Employee compensation and benefits - Average number of persons employed by HSBC during the year by geographical region (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Average number of employees	232,642	231,556	239,712
Europe
Disclosure of geographical areas [line items]
Average number of employees	58,145	60,919	64,886
Asia
Disclosure of geographical areas [line items]
Average number of employees	132,257	127,673	129,923
Middle East and North Africa
Disclosure of geographical areas [line items]
Average number of employees	9,541	9,329	9,550
North America
Disclosure of geographical areas [line items]
Average number of employees	12,242	13,845	15,430
Latin America
Disclosure of geographical areas [line items]
Average number of employees	20,457	19,790	19,923